ADMINISTRATIVE FEES	12 Months Ended
Dec. 31, 2025
401(k) Plan
ADMINISTRATIVE FEES
ADMINISTRATIVE FEES

NOTE 5- ADMINISTRATIVE FEES

The investment management and advisory fees applicable to each investment fund are netted against the related investment income before investment income is allocated to participants’ accounts. (Effective January 1, 2025, McDonald’s Corporation began paying Aon’s delegated fiduciary fees). Administrative fees associated with the Plan are paid by the Company; provided, however, that effective January 1, 2025, participants and beneficiaries are now charged for Empower’s recordkeeping fees. However, the recordkeeping fees for active participants with less than $100,000 in plan assets are subsidized by the Company.